Employees' Stock Option Plans (ESOP)	12 Months Ended
Mar. 31, 2022
Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employees' Stock Option Plans (ESOP)

2.17 Employees' Stock Option Plans (ESOP)

Accounting policy

The Group recognizes compensation expense relating to share-based payments in net profit based on estimated fair- value of the awards on the grant date. The estimated fair value of awards is recognized as an expense in net profit in the consolidated statement of comprehensive income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was in-substance, multiple awards with a corresponding increase to share premium.

Infosys Expanded Stock Ownership Program 2019 (the 2019 Plan):

On June 22, 2019, pursuant to approval by the shareholders in the Annual General Meeting, the Board has been authorized to introduce, offer, issue and provide share-based incentives to eligible employees of the Company and its subsidiaries under the 2019 Plan. The maximum number of shares under the 2019 Plan shall not exceed 50,000,000 equity shares. To implement the 2019 Plan, up to 45,000,000 equity shares may be issued by way of secondary acquisition of shares by Infosys Expanded Stock Ownership Trust. The RSUs granted under the 2019 Plan shall vest based on the achievement of defined annual performance parameters as determined by the administrator (Nomination and Remuneration Committee). The performance parameters will be based on a combination of relative Total Shareholder Return (TSR) against selected industry peers and certain broader market domestic and global indices and operating performance metrics of the company as decided by administrator. Each of the above performance parameters will be distinct for the purposes of calculation of quantity of shares to vest based on performance. These instruments will generally vest between a minimum of 1 to maximum of 3 years from the grant date.

2015 Stock Incentive Compensation Plan (the 2015 Plan): On March 31, 2016, pursuant to the approval by the shareholders through postal ballot, the Board was authorized to introduce, offer, issue and allot share-based incentives to eligible employees of the Company and its subsidiaries under the 2015 Stock Incentive Compensation Plan (the 2015 Plan). The maximum number of shares under the 2015 Plan shall not exceed 24,038,883 equity shares (this includes 11,223,576 equity shares which are held by the trust towards the 2011 Plan as at March 31, 2016). These instruments will generally vest over a period of 4 years. The plan numbers mentioned above would further be adjusted for the September 2018 bonus issue.

The equity settled and cash settled RSUs and stock options would vest generally over a period of 4 years and shall be exercisable within the period as approved by the Nomination and Remuneration Committee (NARC). The exercise price of the RSUs will be equal to the par value of the shares and the exercise price of the stock options would be the market price as on the date of grant.

Controlled trust holds 13,725,712 and 15,514,732 shares as at March 31, 2022, and March 31, 2021, respectively, under the 2015 Plan, out of which, 200,000 and 200,000 equity shares have been earmarked for welfare activities of the employees as at March 31, 2022, and March 31, 2021, respectively.

The following is the summary of grants made during fiscal 2022, 2021 and 2020 under the 2015 Plan and 2019 Plan:

	Fiscal 2022	Fiscal 2021	Fiscal 2020
2015 Plan
RSU - Equity settled
KMPs	284,543	457,151	506,526
Employees other than KMPs	1,305,880	2,203,460	3,347,650
	1,590,423	2,660,611	3,854,176

RSU - Incentive units (cash settled)
KMPs	—	—	180,400
Other employees	49,960	115,250	475,740
	49,960	115,250	656,140
2019 Plan
Equity settled Performance based RSU
KMPs	146,962	311,808	352,793
Employees other than KMPs	2,703,667	1,284,600	1,738,500
	2,850,629	1,596,408	2,091,293

Total grants	4,491,012	4,372,269	6,601,609

Refer to Note 2.20 for details on appointment and resignation of KMPs

Notes on grants to KMP

CEO & MD:

Under the 2015 Plan:

The Board, on April 14, 2021, based on the recommendations of the Nomination and Remuneration Committee, in accordance with the terms of his employment agreement, approved the performance-based grant of RSUs amounting to ₹13 crore (approximately $2 million) for fiscal 2022 under the 2015 Plan. These RSUs will vest in line with the employment agreement based on achievement of certain performance targets. Accordingly, 96,150 performance based RSUs were granted effective May 2, 2021.

In accordance with the employee agreement which has been approved by the shareholders, the CEO is eligible to receive an annual grant of RSUs of fair value ₹3.25 crore (approximately $0.44 million) which will vest overtime in three equal annual installments upon the completion of each year of service from the respective grant date. Accordingly, annual time-based grant of 18,340 RSUs was made effective February 1, 2022, for fiscal 2022.

Under the 2019 Plan:

The Board, on April 14, 2021, based on the recommendations of the Nomination and Remuneration Committee, approved performance-based grant of RSUs amounting to ₹10 crore (approximately $1.34 million) for fiscal 2022 under the 2019 Plan. These RSUs will vest in line with the employment agreement based on achievement of certain performance targets. Accordingly, 73,962 performance based RSUs were granted effective May 2, 2021.

Other KMPs

Under the 2015 Plan:

On April 14, 2021, based on the recommendations of the Nomination and Remuneration Committee, in accordance with employment agreement, the Board, approved performance-based grant of 5,547 RSUs to a KMP under the 2015 Plan. The grants were made effective May 2, 2021.  The performance based RSUs will vest over three years based on certain performance targets.

On January 12, 2022, based on the recommendations of the Nomination and Remuneration Committee, the Board, approved time-based grant of 9,876 RSUs to a KMP under the 2015 Plan. The grants were made effective February 1, 2022. These RSUs will vest over four years.

On March 31, 2022, based on the recommendations of the Nomination and Remuneration Committee, the Board, approved time-based grant of 154,630 RSUs to other KMPs under the 2015 Plan. The grants were made effective March 31, 2022. These RSUs will vest over four years.

Under the 2019 Plan:

On March 31, 2022, based on the recommendations of the Nomination and Remuneration Committee, the Board, approved performance-based grants of 74,800 RSUs to other KMPs under the 2019 Plan. The grants were made effective March 31, 2022. These RSUs will vest over three years based on achievement of certain performance targets.

Break-up of employee stock compensation expense

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Granted to:
KMP	9	10	8
Employees other than KMP	47	35	26
Total	56	45	34
Cash settled stock compensation expense included in the above	3	11	1

Share based payment arrangements that were modified during the year ended March 31, 2021:

During the year ended March 31, 2021, the company issued ADS settled RSU and ESOP awards as replacement for outstanding stock appreciation rights awards. The replacement was pursuant to SEBI Circular 'Framework for issue of Depository Receipts - Clarifications' dated December 18, 2020, which allows Non-resident Indians to hold depository receipts. The awards were granted after necessary approvals from the NARC. All other terms and conditions of the replaced awards remain the same as the original award.

The replacement awards were accounted as a modification and the fair value on the date of modification of $12 million is recognized as equity with a corresponding adjustment to financial liability.

Share based payment arrangements that were modified during the year ended March 31, 2020:

During the year ended March 31, 2020, the company issued stock appreciation rights as replacement for outstanding

ADS settled RSU and ESOP awards. The replacement was pursuant to SEBI Circular 'Framework for issue of Depository Receipts' dated October 10, 2019, which prohibited companies to allot ADS to Indian residents and Non resident Indians. The awards were granted after necessary approvals from the NARC. All other terms and conditions of the replaced awards remain the same as the original award.

The replacement awards were accounted as a modification and the fair value on the date of modification of $8 million is recognized as financial liability with a corresponding adjustment to equity.

As at March 31, 2022, and March 31, 2021, cash settled options outstanding (net of forfeitures) were 265,561 and 387,088, respectively. The carrying value of liability towards cash settled share-based payments was $2 million and $1 million, respectively as at March 31, 2022, and March 31, 2021, respectively.

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2022 is set out below:

	Year ended March 31, 2022
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSU
Outstanding at the beginning	8,047,240	0.06
Granted	1,590,423	0.07
Exercised	2,569,983	0.05
Forfeited and expired	834,705	0.06
Outstanding at the end	6,232,975	0.06
Exercisable at the end	653,775	0.06
2015 Plan: ESOP
Outstanding at the beginning	1,049,456	7.32
Granted	—	—
Exercised	348,612	7.02
Forfeited and expired	—	—
Outstanding at the end	700,844	7.35
Exercisable at the end	700,844	7.35
2019 Plan: RSU
Outstanding at the beginning	3,050,573	0.07
Granted	2,850,629	0.07
Exercised	755,557	0.07
Forfeited and expired	186,707	0.07
Outstanding at the end	4,958,938	0.07
Exercisable at the end	692,638	0.07

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2021 is set out below:

	Year ended March 31, 2021
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSU
Outstanding at the beginning	8,780,898	0.05
Granted	2,660,611	0.07
Exercised	3,783,462	0.05
Modification to equity settled awards	871,900	—
Forfeited and expired	482,707	0.06
Outstanding at the end	8,047,240	0.06
Exercisable at the end	151,685	0.05
2015 Plan: ESOP
Outstanding at the beginning	1,100,330	7.13
Granted	—	—
Exercised	239,272	7.21
Modification to equity settled awards	203,026	—
Forfeited and expired	14,628	7.63
Outstanding at the end	1,049,456	7.32
Exercisable at the end	1,002,130	7.33
2019 Plan: RSU
Outstanding at the beginning	2,091,293	0.07
Granted	1,596,408	0.07
Exercised	370,170	0.07
Forfeited and expired	266,958	0.07
Outstanding at the end	3,050,573	0.07
Exercisable at the end	233,050	0.07

The activity in the 2015 Plan and 2019 Plan for equity-settled share based payment transaction during fiscal 2020 is set out below:

	Year ended March 31, 2020
	Shares arising out of options	Weighted average exercise price($)
2015 Plan: RSU
Outstanding at the beginning	9,181,198	0.05
Granted	3,854,176	0.07
Exercised	2,561,218	0.04
Modification to cash settled awards	1,061,820	—
Forfeited and expired	631,438	0.05
Outstanding at the end	8,780,898	0.05
Exercisable at the end	392,185	0.03
2015 Plan: ESOP
Outstanding at the beginning	1,623,176	7.46
Granted	—	—
Exercised	104,796	7.26
Modification to cash settled awards	351,550	—
Forfeited and expired	66,500	7.43
Outstanding at the end	1,100,330	7.13
Exercisable at the end	780,358	7.17
2019 Plan: RSU
Outstanding at the beginning	—	—
Granted	2,091,293	0.07
Exercised	—	—
Forfeited and expired	—	—
Outstanding at the end	2,091,293	0.07
Exercisable at the end	—	—

During fiscal 2022, 2021 and 2020, the weighted average share price of options exercised under the 2015 Plan on the date of exercise was $22.71, $14.92 and $10.49, respectively.

During fiscal 2022, 2021 and 2020, the weighted average share price of options exercised under the 2019 Plan on the date of exercise was $20.89, $15.90 and Nil, respectively.

The following table summarizes information about equity settled RSUs and ESOPs outstanding as of March 31, 2022:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.07 (RSU)	4,958,938	1.43	0.07	6,232,975	1.47	0.06
6 - 8 (ESOP)	—	—	—	700,844	0.65	7.35

The following table summarizes information about equity settled RSUs and ESOPs outstanding as at March 31, 2021:

	2019 Plan - Options outstanding			2015 Plan - Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
American Depositary Share (ADS) and Indian Equity Shares (IES)
0 - 0.07 (RSU)	3,050,573	1.48	0.07	8,047,240	1.67	0.06
6 - 8 (ESOP)	—	—	—	1,049,456	1.83	7.32

The fair value of the awards are estimated using the Black-Scholes Model for time and non-market performance based options and Monte Carlo simulation model is used for TSR based options.

The inputs to the model include the share price at date of grant, exercise price, expected volatility, expected dividends, expected term and the risk free rate of interest. Expected volatility during the expected term of the options is based on historical volatility of the observed market prices of the Company's publicly traded equity shares during a period equivalent to the expected term of the options. Expected volatility of the comparative companies have been modelled based on historical movements in the market prices of their publicly traded equity shares during a period equivalent to the expected term of the options. Correlation coefficient is calculated between each peer entity and the indices as a whole or between each entity in the peer group.

The fair value of each equity settled award is estimated on the date of grant using the following assumptions:

	For options granted in
	Fiscal 2022- Equity Shares-RSU	Fiscal 2022- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,791	24.45
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	20-35	25-36
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	4-6	1-3
Weighted average fair value as on grant date (₹) / ($- ADS)	1,548	20.82

	For options granted in
	Fiscal 2021- Equity Shares-RSU	Fiscal 2021- ADS- RSU
Weighted average share price (₹) / ($- ADS)	1,253	18.46
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	30-35	30-36
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	4-5	0.1-0.3
Weighted average fair value as on grant date (₹) / ($- ADS)	1,124	16.19

	For options granted in
	Fiscal 2020- Equity Shares-RSU	Fiscal 2020- ADS- RSU
Weighted average share price (₹) / ($- ADS)	728	10.52
Exercise price (₹)/ ($- ADS)	5.00	0.07
Expected volatility (%)	22-30	22-26
Expected life of the option (years)	1-4	1-4
Expected dividends (%)	2-3	2-3
Risk-free interest rate (%)	6-7	1-3
Weighted average fair value as on grant date (₹) / ($- ADS)	607	7.84

The expected life of the RSU/ESOP is estimated based on the vesting term and contractual term of the RSU/ESOP, as well as expected exercise behavior of the employee who receives the RSU/ESOP.